ORGANIZATION AND BUSINESS BACKGROUND (Details Narrative)	Jun. 25, 2021
catTHIS Holdings Corp [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Ownership percentage	100.00%